Investments in equity method investees - summarized financial information of equity method investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Operating data:
Revenue	¥ 853,062	$ 134,567	¥ 717,289	¥ 509,711
Cost of revenue	(539,450)	(85,096)	(421,205)	(282,367)
Income from operations	69,638	10,985	89,678	91,430
Net income	47,079	$ 7,427	143,284	140,350
Balance sheet data:
Current assets	638,535		643,360		$ 100,726
Current liabilities	383,784		377,358		$ 60,540
Equity method investments
Operating data:
Revenue	541,712		657,065	553,387
Cost of revenue	(371,076)		(474,123)	(443,198)
Income from operations	38,006		55,896	5,274
Net income	113,970		95,224	¥ 30,578
Balance sheet data:
Current assets	624,045		668,838
Non-current assets	870,394		586,434
Current liabilities	426,170		464,257
Non-current liabilities	118,575		129,985
Noncontrolling interests and mezzanine equity	¥ 16,059		¥ 22,997